Other Non-Financial Assets - Summary of Other Non-Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other non-financial assets [line items]
Other non-financial assets	$ 12,452,870	$ 4,541,843
Investments property [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	8,689,946	1,694,136
Advanced prepayments [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	2,347,616	1,617,108
Tax advances [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	1,230,143	855,688
Other [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	$ 185,165	$ 374,911